Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk Management and Strategy

The Elevra Board, the Audit and Risk Committee of the Elevra Board, and Elevra’s Executive KMP assess, identify, periodically review and manage risks from cybersecurity threats as part of Elevra’s overall risk management processes that are based on the principles of the ISO 31000 Standard for Risk Management adopted by the ASX.

Elevra does not currently engage any assessors, consultants, auditors, or other third parties in connection with any such processes, given the size and scale of the Company, the resources available to it, the anticipated expenditures, and the risks it faces in terms of cybersecurity, but may consider limited external support for specific assessments or incident response scenarios in the future. Elevra has implemented cybersecurity programs, management tools and detailed access controls, including so as to address the risks from cybersecurity threats associated with the use of third-party service providers. Further evaluations are being conducted to determine other best of class options.

Since July 1, 2024 and up to the date of this annual report, Elevra is not aware of any risks from cybersecurity threats, including as a result of any previous cybersecurity incidents, that have materially affected or are reasonably likely to materially affect the Company, including its business strategy, results of operations, or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
The Elevra Board, the Audit and Risk Committee of the Elevra Board, and Elevra’s Executive KMP assess, identify, periodically review and manage risks from cybersecurity threats as part of Elevra’s overall risk management processes that are based on the principles of the ISO 31000 Standard for Risk Management adopted by the ASX.

Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
Governance

The Elevra Board is collectively responsible for oversight of risks from cybersecurity threats and has assigned accountabilities and responsibilities for cybersecurity risk management (as part of the overall accountabilities and responsibilities for risk management), to the Audit and Risk Committee, the Managing Director and other Executive KMP. Elevra’s Executive KMP, including the Managing Director and the Chief Financial Officer, oversee the processes to safeguard data and comply with relevant regulations, and will report material cybersecurity incidents to, and seek instructions from, the Elevra Board.

Elevra’s Executive KMP have limited experience in the area of cybersecurity. Elevra’s information technology team has foundational capabilities to manage and remediate most cybersecurity incidents. Where necessary in the view of the Elevra Board, the Audit and Risk Committee of the Elevra Board or the Executive KMP of Elevra, Elevra may consult with external advisers with respect to high-complexity, high-impact or other cybersecurity events. For additional information regarding risks from cybersecurity threats, please refer to Item 3D, “Risk Factors,” in this annual report.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Elevra Board is collectively responsible for oversight of risks from cybersecurity threats and has assigned accountabilities and responsibilities for cybersecurity risk management (as part of the overall accountabilities and responsibilities for risk management), to the Audit and Risk Committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Elevra’s Executive KMP, including the Managing Director and the Chief Financial Officer, oversee the processes to safeguard data and comply with relevant regulations, and will report material cybersecurity incidents to, and seek instructions from, the Elevra Board.
Cybersecurity Risk Role of Management [Text Block]
The Elevra Board is collectively responsible for oversight of risks from cybersecurity threats and has assigned accountabilities and responsibilities for cybersecurity risk management (as part of the overall accountabilities and responsibilities for risk management), to the Audit and Risk Committee, the Managing Director and other Executive KMP. Elevra’s Executive KMP, including the Managing Director and the Chief Financial Officer, oversee the processes to safeguard data and comply with relevant regulations, and will report material cybersecurity incidents to, and seek instructions from, the Elevra Board.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Audit and Risk Committee
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Elevra’s Executive KMP have limited experience in the area of cybersecurity. Elevra’s information technology team has foundational capabilities to manage and remediate most cybersecurity incidents. Where necessary in the view of the Elevra Board, the Audit and Risk Committee of the Elevra Board or the Executive KMP of Elevra, Elevra may consult with external advisers with respect to high-complexity, high-impact or other cybersecurity events.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Elevra’s Executive KMP, including the Managing Director and the Chief Financial Officer, oversee the processes to safeguard data and comply with relevant regulations, and will report material cybersecurity incidents to, and seek instructions from, the Elevra Board.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true